UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira.

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2022

Semi-Annual Report

Franklin Templeton

Model Portfolio Funds

Franklin Templeton Aggressive Model Portfolio

Franklin Templeton Moderately Aggressive Model Portfolio

Franklin Templeton Moderate Model Portfolio

Franklin Templeton Moderately Conservative Model Portfolio

Franklin Templeton Conservative Model Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Franklin Templeton Model Portfolio Funds

Franklin Templeton Model Portfolio Funds (“Model Portfolio Funds”) consists of separate investment Portfolios, each with its own investment objective and policies. Each Portfolio is a “fund of funds,” investing in other mutual funds, and is managed as an asset allocation program.

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Franklin Templeton Model Portfolio Funds for the six-month reporting period ended June 30, 2022. Please read on for performance information for each portfolio during the Portfolios’ reporting period.

Special shareholder notice

Effective June 30, 2022, Jacqueline Kenney, CFA, Nick Hooten, CFA, and Thomas Nelson, CFA, joined the Portfolios’ management team. Effective June 30, 2022, Thomas Picciochi, CAIA, is no longer a portfolio manager for the Portfolios.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www. franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2022

II	Franklin Templeton Model Portfolio Funds

Portfolios overview

Each of the five Franklin Templeton Model Portfolio Funds is managed as an asset allocation program and allocates its assets among insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with their variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds and exchange traded funds (the “underlying funds”). The underlying funds include funds managed by investment advisers that are not affiliated with the Portfolio’s manager and funds managed by affiliated investment advisers. When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate primarily to underlying funds managed by unaffiliated investment advisers, but may also allocate to affiliated underlying funds. The underlying funds may change from time to time without prior notice to shareholders.

Franklin Templeton Aggressive Model Portfolio1

Franklin Templeton Aggressive Model Portfolio seeks capital appreciation. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to allocate between 80% to 100% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 0% to 20% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 75% Russell 3000 Indexi, 15% MSCI World Ex U.S.A. Indexii, and 10% Bloomberg U.S. Aggregate Indexiii. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Performance review

For the six months ended June 30, 2022, Class I shares of Franklin Templeton Aggressive Model Portfolio returned -18.33%. The Portfolio’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 3000 Index, and the Aggressive Model Portfolio Composite Benchmarkiv, returned -10.35%, -21.10% and -19.68%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Aggressive Growth Funds Category Averagev returned -19.43% over the same period.

Performance Snapshot as of June 30, 2022 (unaudited)
6 months
Franklin Templeton Aggressive Model Portfolio:
Class I	-18.33%
Class II	-18.42%
Bloomberg U.S. Aggregate Index	-10.35%
Russell 3000 Index	-21.10%
Aggressive Model Portfolio Composite Benchmark	-19.68%
Lipper Variable Mixed-Asset Target Allocation Aggressive Growth Funds Category Average	-19.43%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among the underlying funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2022, the gross total annual fund operating expense ratios for Class I and Class II were 0.69% and 0.93%, respectively.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report	III

Portfolios overview (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

IV	Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report

Franklin Templeton Moderately Aggressive Model Portfolio1

Franklin Templeton Moderately Aggressive Model Portfolio seeks capital appreciation. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to allocate between 60% to 70% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 30% to 40% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 60% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index, and 30% Bloomberg U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Performance review

For the six months ended June 30, 2022, Class I shares of Franklin Templeton Moderately Aggressive Model Portfolio returned -16.88%. The Portfolio’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 3000 Index, and the Moderately Aggressive Model Portfolio Composite Benchmarkvi, returned -10.35%, -21.10% and -17.66%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Averagevii returned -17.01% over the same period.

Performance Snapshot as of June 30, 2022 (unaudited)
6 months
Franklin Templeton Moderately Aggressive Model Portfolio:
Class I	-16.88%
Class II	-16.99%
Bloomberg U.S. Aggregate Index	-10.35%
Russell 3000 Index	-21.10%
Moderately Aggressive Model Portfolio Composite Benchmark	-17.66%
Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average	-17.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among the underlying funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2022, the gross total annual fund operating expense ratios for Class I and Class II were 0.64% and 0.88%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report	V

Portfolios overview (cont’d)

Franklin Templeton Moderate Model Portfolio1

Franklin Templeton Moderate Model Portfolio seeks capital appreciation. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to allocate between 45% to 65% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 35% to 55% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 45% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index, and 45% Bloomberg U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Performance review

For the six months ended June 30, 2022, Class I shares of Franklin Templeton Moderate Model Portfolio returned -15.20%. The Portfolio’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 3000 Index, and the Moderate Model Portfolio Composite Benchmarkviii, returned -10.35%, -21.10% and -16.05%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Averageix returned -15.65% over the same period.

Performance Snapshot as of June 30, 2022 (unaudited)
6 months
Franklin Templeton Moderate Model Portfolio:
Class I	-15.20%
Class II	-15.32%
Bloomberg U.S. Aggregate Index	-10.35%
Russell 3000 Index	-21.10%
Moderate Model Portfolio Composite Benchmark	-16.05%
Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Average	-15.65%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among underlying funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2022, the gross total annual fund operating expense ratios for Class I and Class II were 0.63% and 0.86%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

VI	Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report

Franklin Templeton Moderately Conservative Model Portfolio1

Franklin Templeton Moderately Conservative Model Portfolio seeks a balance of capital appreciation and income. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to allocate between 30% to 50% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 50% to 70% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 35% Russell 3000 Index, 5% MSCI World Ex U.S.A. Index, and 60% Bloomberg U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Performance review

For the six months ended June 30, 2022, Class I shares of Franklin Templeton Moderately Conservative Model Portfolio returned -13.22%. The Portfolio’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 3000 Index, and the Moderately Conservative Model Portfolio Composite Benchmarkx, returned -10.35%, -21.10% and -14.55%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Conservative Funds Category Averagexi returned -13.12% over the same period.

Performance Snapshot as of June 30, 2022 (unaudited)
6 months
Franklin Templeton Moderately Conservative Model Portfolio:
Class I	-13.22%
Class II	-13.31%
Bloomberg U.S. Aggregate Index	-10.35%
Russell 3000 Index	-21.10%
Moderately Conservative Model Portfolio Composite Benchmark	-14.55%
Lipper Variable Mixed-Asset Target Allocation Conservative Funds Category Average	-13.12%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among underlying funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2022, the gross total annual fund operating expense ratios for Class I and Class II were 0.67% and 0.89%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report	VII

Portfolios overview (cont’d)

Franklin Templeton Conservative Model Portfolio1

Franklin Templeton Conservative Model Portfolio seeks a balance between capital appreciation and income. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to allocate between 10% to 30% of the Portfolio’s assets among underlying funds that invest in equity and equity-like strategies and between 70% to 90% of the Portfolio’s assets among underlying funds that invest in fixed income strategies. The Portfolio’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement. The Portfolio compares its performance to a composite benchmark, consisting of 20% Russell 3000 Index and 80% Bloomberg U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the Portfolio similar to that of this composite benchmark.

Performance review

For the six months ended June 30, 2022, Class I shares of Franklin Templeton Conservative Model Portfolio returned -11.89%. The Portfolio’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 3000 Index, and Moderately Conservative Model Portfolio Composite Benchmarkxii, returned -10.35%, -21.10% and -12.52%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Conservative Funds Category Averagexiii returned -13.12% over the same period.

Performance Snapshot as of June 30, 2022 (unaudited)
6 months
Franklin Templeton Conservative Model Portfolio:
Class I	-11.89%
Class II	-12.01%
Bloomberg U.S. Aggregate Index	-10.35%
Russell 3000 Index	-21.10%
Conservative Model Portfolio Composite Benchmark	-12.52%
Lipper Variable Mixed-Asset Target Allocation Conservative Funds Category Average	-13.12%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among underlying funds depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2022, the gross total annual fund operating expense ratios for Class I and Class II were 0.72% and 0.92%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net asset will not exceed 0.23% for Class I shares and 0.48% for Class II shares, subject to recapture as described below. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

VIII	Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap described above. In no case will the manager recapture any amount that would result, after taking the recapture into account, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect, on any particular business day of the Portfolio.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2022

RISKS: Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations and social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. Fixed income securities involve interest rate, credit, inflation, and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. High yield bonds are subject to greater price volatility, illiquidity, and possibility of default.

Each Portfolio is a fund of funds and is subject to the risks of the underlying funds in which it invests. In addition to the Portfolios’ operating expenses, you will indirectly bear the operating expenses of the underlying funds. The investment strategies employed by the underlying funds and the securities in which they invest may change without the knowledge of the Portfolios’ portfolio managers. The portfolio managers may invest each Portfolio’s assets in underlying funds that have a limited performance history. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. The underlying funds in which each Portfolio invests may be either diversified or non-diversified. Certain of the underlying funds may engage in short selling, which is a speculative strategy that involves special risks. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short.

The model used to manage each Portfolio’s assets provides no assurance that the recommended allocation will either maximize returns or minimize risks. There is no assurance that a recommended allocation will prove the ideal allocation in all circumstances. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on each Portfolio’s performance. Please see the Portfolios’ prospectus for a more complete discussion of these and other risks and each Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IMPORTANT INFORMATION: These Portfolios are available as investment options under a variable annuity or variable life contract. Shares of the Portfolios are offered only to insurance company separate accounts that fund certain variable annuity or life contracts. These Portfolios may not be available in all states and may only be offered in certain variable products. Please refer to the prospectuses. Variable annuities are long-term, tax-deferred investment vehicles designed for retirement purposes. Gains from tax-deferred investments are taxable as ordinary income upon withdrawal. Withdrawals made prior to age 59 1/2 are subject to a 10% IRS penalty charge and/or surrender charges. Investments in a variable annuity are subject to market risks, including loss of principal. Guarantees are based on the claims-paying ability of the insurer.

Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report	IX

Portfolios overview (cont’d)

[i]	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ii

MSCI World Ex U.S.A. Index captures large-, mid- and small-cap representation across 22 of 23 Developed Markets (DM) countries — excluding the United States. The MSCI World Ex U.S.A. Index calculates performance utilizing local currencies taking out the effect of converting to the U.S. dollar.

iii

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

iv

The Aggressive Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of consists of 75% Russell 3000 Index, 15% MSCI World Ex U.S.A. Index, and 10% Bloomberg U.S. Aggregate Index.

[v]

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 73 funds in the Portfolio’s Lipper category.

vi

The Moderately Aggressive Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of consists of 60% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index, and 30% Bloomberg U.S. Aggregate Index.

vii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 250 funds in the Portfolio’s Lipper category.

viii

The Moderate Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 3000 Index, 10% MSCI World Ex U.S.A. Index, and 45% Bloomberg U.S. Aggregate Index.

ix

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 291 funds in the Portfolio’s Lipper category.

[x]

The Moderately Conservative Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of consists of 35% Russell 3000 Index, 5% MSCI World Ex U.S.A. Index, and 60% Bloomberg U.S. Aggregate Index.

xi

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 150 funds in the Portfolio’s Lipper category.

xii

The Conservative Model Portfolio Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 20% Russell 3000 Index and 80% Bloomberg U.S. Aggregate Index.

xiii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 150 funds in the Portfolio’s Lipper category.

X	Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report

Portfolios at a glance (unaudited)

Franklin Templeton Aggressive Model Portfolio Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2022 and December 31, 2021. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report	1

Portfolios at a glance (unaudited) (cont’d)

Franklin Templeton Moderately Aggressive Model Portfolio Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2022 and December 31, 2021. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

2	Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report

Franklin Templeton Moderate Model Portfolio Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2022 and December 31, 2021. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report	3

Portfolios at a glance (unaudited) (cont’d)

Franklin Templeton Moderately Conservative Model Portfolio Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2022 and December 31, 2021. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

4	Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report

Franklin Templeton Conservative Model Portfolio Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2022 and December 31, 2021. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report	5

Portfolios expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs:(1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2022 and held for the six months ended June 30, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” providesinformationabouthypotheticalaccountvaluesandhypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Templeton Aggressive Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Templeton Aggressive Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	-18.33%	$1,000.00	$816.70	0.15%	$0.68	Class I	5.00%	$1,000.00	$1,024.05	0.15%	$0.75
Class II	-18.42	1,000.00	815.80	0.40	1.80	Class II	5.00	1,000.00	1,022.81	0.40	2.01

[1]	For the six months ended June 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

6	Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report

Example

As a shareholder of the Portfolio, you may incur two types of costs:(1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2022 and held for the six months ended June 30, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” providesinformationabouthypotheticalaccountvaluesandhypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Templeton Moderately Aggressive Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Templeton Moderately Aggressive Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	-16.88%	$1,000.00	$831.20	0.13%	$0.59	Class I	5.00%	$1,000.00	$1,024.15	0.13%	$0.65
Class II	-16.99	1,000.00	830.10	0.38	1.72	Class II	5.00	1,000.00	1,022.91	0.38	1.91

[1]	For the six months ended June 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report	7

Portfolios expenses (unaudited) (cont’d)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2022 and held for the six months ended June 30, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” providesinformationabouthypotheticalaccountvaluesandhypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Templeton Moderate Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Templeton Moderate Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	-15.20%	$1,000.00	$848.00	0.13%	$0.60	Class I	5.00%	$1,000.00	$1,024.15	0.13%	$0.65
Class II	-15.32	1,000.00	846.80	0.38	1.74	Class II	5.00	1,000.00	1,022.91	0.38	1.91

[1]	For the six months ended June 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

8	Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2022 and held for the six months ended June 30, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” providesinformationabouthypotheticalaccountvaluesandhypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Templeton Moderately Conservative Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Templeton Moderately Conservative Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	-13.22%	$1,000.00	$867.80	0.15%	$0.69	Class I	5.00%	$1,000.00	$1,024.05	0.15%	$0.75
Class II	-13.31	1,000.00	866.90	0.39	1.81	Class II	5.00	1,000.00	1,022.86	0.39	1.96

[1]	For the six months ended June 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report	9

Portfolios expenses (unaudited) (cont’d)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2022 and held for the six months ended June 30, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” providesinformationabouthypotheticalaccountvaluesandhypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Templeton Conservative Model Portfolio	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Templeton Conservative Model Portfolio	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	-11.89%	$1,000.00	$881.10	0.20%	$0.93	Class I	5.00%	$1,000.00	$1,023.80	0.20%	$1.00
Class II	-12.01	1,000.00	879.90	0.42	1.96	Class II	5.00	1,000.00	1,022.71	0.42	2.11

[1]	For the six months ended June 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

10	Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report

Schedules of investments (unaudited)

June 30, 2022

Franklin Templeton Aggressive Model Portfolio

(Percentages shown based on Portfolio net assets)

Description		Shares	Value
Investments in Underlying Funds — 98.9%
Domestic Equity — 79.3%
American Funds Insurance Series:
Growth Fund, Class 1A		381,989	$28,992,990
Washington Mutual Investors Fundsm, Class 1A		1,218,775	14,808,110
BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares		448,396	8,515,048
Delaware VIP Trust — Delaware VIP Small Cap Value Series, Standard Class		291,738	10,219,591
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		224,427	29,606,371
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares		350,971	17,780,167	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		1,071,683	17,819,193
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		898,618	12,076,351	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		813,375	10,294,561
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		866,785	23,397,826
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class		485,759	17,735,073
MFS® Research Series, Initial Class		380,251	11,818,212
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		664,209	15,495,988
Variable Insurance Products Fund II — VIP Contrafund® Portfolio, Initial Class		447,072	17,538,631	(c)
Total Domestic Equity			236,098,112
Domestic Fixed Income — 10.3%
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		2,865,108	30,484,753
Foreign Equity — 9.3%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		324,115	12,909,488
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class		1,468,378	14,771,882
Total Foreign Equity			27,681,370
Total Investments in Underlying Funds before Short-Term Investments (Cost — $332,300,623)			294,264,235

	Rate
Short-Term Investments — 0.8%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $2,489,186)	1.102%	2,489,186	2,489,186
Total Investments — 99.7% (Cost — $334,789,809)			296,753,421
Other Assets in Excess of Liabilities — 0.3%			856,452
Total Net Assets — 100.0%			$297,609,873

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Contrafund is a registered service mark of FMR LLC.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report	11

Schedules of investments (unaudited) (cont’d)

June 30, 2022

Franklin Templeton Moderately Aggressive Model Portfolio

(Percentages shown based on Portfolio net assets)

Description		Shares	Value
Investments in Underlying Funds — 99.0%
Domestic Equity — 61.2%
American Funds Insurance Series:
Growth Fund, Class 1A		827,441	$62,802,804
Washington Mutual Investors Fundsm, Class 1A		1,902,309	23,113,051
BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares		1,036,260	19,678,573
Delaware VIP Trust — Delaware VIP Small Cap Value Series, Standard Class		876,508	30,704,061
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		786,632	103,772,520
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares		1,178,941	59,725,170	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		2,477,711	41,197,637
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		2,331,433	31,331,658	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		2,381,157	30,137,358
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		2,153,993	58,144,443
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class		1,561,010	56,992,479
MFS® Research Series, Initial Class		1,333,091	41,432,467
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		1,538,472	35,892,561
Variable Insurance Products Fund II — VIP Contrafund® Portfolio, Initial Class		1,052,123	41,274,801	(c)
Total Domestic Equity			636,199,583
Domestic Fixed Income — 26.2%
American Funds Insurance Series, The Bond Fund of America, Class 1A		3,468,815	34,202,519
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		9,970,680	106,088,037
Legg Mason Partners Variable Income Trust — Western Asset Core Plus VIT Portfolio, Class I Shares		6,244,259	31,658,394	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		2,490,926	31,769,023
MainStay VP PIMCO Real Return Portfolio, Initial Class		2,299,243	20,804,234
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class		5,070,563	47,713,995
Total Domestic Fixed Income			272,236,202
Foreign Equity — 7.1%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		1,089,473	43,393,726
Variable Insurance Products Fund — VIP Emerging Markets Portfolio, Initial Class		2,979,212	29,970,870
Total Foreign Equity			73,364,596
Foreign Fixed Income — 4.5%
Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1		2,792,485	20,692,312
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		2,650,549	25,895,869
Total Foreign Fixed Income			46,588,181
Total Investments in Underlying Funds before Short-Term Investments (Cost — $1,155,414,403)			1,028,388,562

	Rate
Short-Term Investments — 0.6%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $5,870,693)	1.102%	5,870,693	5,870,693
Total Investments — 99.6% (Cost — $1,161,285,096)			1,034,259,255
Other Assets in Excess of Liabilities — 0.4%			4,582,378
Total Net Assets — 100.0%			$1,038,841,633

See Notes to Financial Statements.

12	Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report

Franklin Templeton Moderately Aggressive Model Portfolio

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Contrafund is a registered service mark of FMR LLC.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report	13

Schedules of investments (unaudited) (cont’d)

June 30, 2022

Franklin Templeton Moderate Model Portfolio

(Percentages shown based on Portfolio net assets)

Description		Shares	Value
Investments in Underlying Funds — 98.3%
Domestic Equity — 49.0%
American Funds Insurance Series, Growth Fund, Class 1A		453,467	$34,418,175
BNY Mellon Investment Portfolios — Technology Growth Portfolio, Initial Shares		838,089	15,915,305
Delaware VIP Trust — Delaware VIP Small Cap Value Series, Standard Class		500,657	17,538,028
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		675,670	89,134,346
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares		792,491	40,147,571	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		1,591,353	26,459,904
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		1,923,937	25,855,407	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		1,339,957	16,959,300
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		1,608,802	43,427,684
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class		1,097,055	40,053,489
MFS® Research Series, Initial Class		1,145,023	35,587,321
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		1,035,075	24,148,290
Variable Insurance Products Fund II — VIP Contrafund® Portfolio, Initial Class		774,160	30,370,279	(c)
Total Domestic Equity			440,015,099
Domestic Fixed Income — 40.0%
American Funds Insurance Series, The Bond Fund of America, Class 1A		8,879,390	87,550,781
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		8,508,121	90,526,408
Legg Mason Partners Variable Income Trust — Western Asset Core Plus VIT Portfolio, Class I Shares		8,880,632	45,024,805	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		2,784,980	35,519,356
MainStay VP MacKay Convertible Portfolio, Initial Class		1,143,880	17,500,105
MainStay VP PIMCO Real Return Portfolio, Initial Class		2,864,813	25,921,684
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class		6,009,007	56,544,760
Total Domestic Fixed Income			358,587,899
Foreign Fixed Income — 4.9%
Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1		2,295,504	17,009,683
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		2,723,709	26,610,639
Total Foreign Fixed Income			43,620,322
Foreign Equity — 4.4%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		992,914	39,547,792
Total Investments in Underlying Funds before Short-Term Investments (Cost — $978,727,321)			881,771,112

	Rate
Short-Term Investments — 0.7%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $6,172,292)	1.102%	6,172,292	6,172,292
Total Investments — 99.0% (Cost — $984,899,613)			887,943,404
Other Assets in Excess of Liabilities — 1.0%			9,223,220
Total Net Assets — 100.0%			$897,166,624

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

(c)	Contrafund is a registered service mark of FMR LLC.

See Notes to Financial Statements.

14	Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report

Franklin Templeton Moderately Conservative Model Portfolio

(Percentages shown based on Portfolio net assets)

Description		Shares	Value
Investments in Underlying Funds — 98.9%
Domestic Fixed Income — 50.0%
American Funds Insurance Series, The Bond Fund of America, Class 1A		4,585,356	$45,211,609
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		3,240,510	34,479,029
Legg Mason Partners Variable Income Trust — Western Asset Core Plus VIT Portfolio, Class I Shares		4,127,025	20,924,014	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		1,920,716	24,496,619
MainStay VP MacKay Convertible Portfolio, Initial Class		418,480	6,402,286
MainStay VP PIMCO Real Return Portfolio, Initial Class		1,899,430	17,186,616
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class		2,606,634	24,528,427
Total Domestic Fixed Income			173,228,600
Domestic Equity — 34.4%
American Funds Insurance Series, Growth Fund, Class 1A		87,930	6,673,912
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		256,294	33,810,272
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Appreciation Portfolio, Class I Shares		200,629	10,163,876	(a)
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		616,440	10,249,738
MainStay VP Fidelity Institutional AM® Utilities Portfolio, Initial Class		773,415	10,393,776	(b)
MainStay VP Small Cap Growth Portfolio, Initial Class		518,429	6,561,543
MainStay VP Wellington U.S. Equity Portfolio, Initial Class		297,791	8,038,497
MFS Variable Insurance Portfolios:
MFS® Investors Trust Series, Initial Class		379,061	13,839,501
MFS® Research Series, Initial Class		389,496	12,105,527
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		312,691	7,295,092
Total Domestic Equity			119,131,734
Foreign Fixed Income — 10.0%
Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1		1,384,820	10,261,516
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		2,497,290	24,398,520
Total Foreign Fixed Income			34,660,036
Foreign Equity — 4.5%
Fidelity Concord Street Trust — Fidelity® International Index Fund, Institutional Premium Shares		388,457	15,472,259
Total Investments in Underlying Funds before Short-Term Investments (Cost — $375,153,778)			342,492,629

	Rate
Short-Term Investments — 0.9%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $2,980,325)	1.102%	2,980,325	2,980,325
Total Investments — 99.8% (Cost — $378,134,103)			345,472,954
Other Assets in Excess of Liabilities — 0.2%			657,630
Total Net Assets — 100.0%			$346,130,584

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).

(b)	Fidelity Institutional AM is a registered service mark of FMR LLC.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report	15

Schedules of investments (unaudited) (cont’d)

June 30, 2022

Franklin Templeton Conservative Model Portfolio

(Percentages shown based on Portfolio net assets)

Description		Shares	Value
Investments in Underlying Funds — 99.7%
Domestic Fixed Income — 64.2%
American Funds Insurance Series, The Bond Fund of America, Class 1A		2,290,692	$22,586,222
Fidelity Salem Street Trust — Fidelity® U.S. Bond Index Fund, Institutional Premium Shares		1,844,639	19,626,962
Legg Mason Partners Variable Income Trust — Western Asset Core Plus VIT Portfolio, Class I Shares		1,815,100	9,202,559	(a)
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		1,659,063	21,159,528
MainStay VP MacKay Convertible Portfolio, Initial Class		188,267	2,880,280
MainStay VP PIMCO Real Return Portfolio, Initial Class		1,021,221	9,240,313
PIMCO Variable Insurance Trust — PIMCO Total Return Portfolio, Institutional Class		1,584,512	14,910,258
Total Domestic Fixed Income			99,606,122
Domestic Equity — 19.5%
Fidelity Concord Street Trust — Fidelity® 500 Index Fund, Institutional Premium Shares		116,034	15,307,263
MainStay VP Funds Trust:
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		275,950	4,588,297
MainStay VP Small Cap Growth Portfolio, Initial Class		233,314	2,952,965
MFS Variable Insurance Portfolios, MFS® Research Series, Initial Class		138,723	4,311,495
Variable Insurance Products Fund — VIP Equity-Income Portfolio, Initial Class		130,637	3,047,767
Total Domestic Equity			30,207,787
Foreign Fixed Income — 16.0%
Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1		826,544	6,124,690
PIMCO Variable Insurance Trust — PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		1,917,702	18,735,947
Total Foreign Fixed Income			24,860,637
Total Investments in Underlying Funds before Short-Term Investments (Cost — $171,150,573)			154,674,546

	Rate
Short-Term Investments — 0.4%
Blackrock Liquidity Funds — Treasury Trust Fund, Institutional Shares (Cost — $716,493)	1.102%	716,493	716,493
Total Investments — 100.1% (Cost — $171,867,066)			155,391,039
Liabilities in Excess of Other Assets — (0.1)%			(231,585)
Total Net Assets — 100.0%			$155,159,454

(a)	Underlying Fund is affiliated with Franklin Resources, Inc. and more information about the Underlying Fund is available at www.franklintempleton.com (Note 8).

See Notes to Financial Statements.

16	Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report

Statements of assets and liabilities (unaudited)

June 30, 2022

	Franklin Templeton Aggressive Model Portfolio	Franklin Templeton Moderately Aggressive Model Portfolio	Franklin Templeton Moderate Model Portfolio

Assets:
Investments in affiliated Underlying Funds, at cost	$20,177,039	$100,256,692	$91,519,948
Investments in Underlying Funds, at cost	314,612,770	1,061,028,404	893,379,665
Investments in affiliated Underlying Funds, at value	$17,780,167	$91,383,564	$85,172,376
Investments in Underlying Funds, at value	278,973,254	942,875,691	802,771,028
Receivable for Portfolio shares sold	967,745	4,900,064	9,505,654
Distributions receivable from Underlying Funds	54,139	556,690	544,174
Dividends receivable	5,396	14,910	10,170
Prepaid expenses	256	3,510	3,415
Total Assets	297,780,957	1,039,734,429	898,006,817

Liabilities:
Service and/or distribution fees payable	56,887	209,001	180,770
Payable for investments in Underlying Funds	54,139	556,690	544,174
Investment management fee payable	25,703	90,025	77,086
Fund accounting fees payable	15,533	17,332	17,184
Audit and tax fees payable	13,331	13,331	13,331
Trustees’ fees payable	1,566	6,123	5,684
Accrued expenses	3,925	294	1,964
Total Liabilities	171,084	892,796	840,193
Total Net Assets	$297,609,873	$1,038,841,633	$897,166,624

Net Assets:
Par value (Note 7)	$253	$936	$845
Paid-in capital in excess of par value	338,788,094	1,186,116,242	1,009,650,163
Total distributable earnings (loss)	(41,178,474)	(147,275,545)	(112,484,384)
Total Net Assets	$297,609,873	$1,038,841,633	$897,166,624

Net Assets:
Class I	$19,658,217	$18,824,518	$7,015,365
Class II	$277,951,656	$1,020,017,115	$890,151,259

Shares Outstanding:
Class I	1,664,477	1,691,371	657,997
Class II	23,602,418	91,956,526	83,801,609

Net Asset Value:
Class I	$11.81	$11.13	$10.66
Class II	$11.78	$11.09	$10.62

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report	17

Statements of assets and liabilities (unaudited) (cont’d)

June 30, 2022

	Franklin Templeton Moderately Conservative Model Portfolio	Franklin Templeton Conservative Model Portfolio

Assets:
Investments in affiliated Underlying Funds, at cost	$32,849,064	$9,383,507
Investments in Underlying Funds, at cost	345,285,039	162,483,559
Investments in affiliated Underlying Funds, at value	$31,087,890	$9,202,559
Investments in Underlying Funds, at value	314,385,064	146,188,480
Cash	—	826
Receivable for Portfolio shares sold	788,074	2,519
Distributions receivable from Underlying Funds	274,321	166,093
Dividends receivable	4,061	1,663
Prepaid expenses	365	174
Total Assets	346,539,775	155,562,314

Liabilities:
Payable for investments in Underlying Funds	274,321	166,093
Service and/or distribution fees payable	70,071	31,543
Investment management fee payable	29,855	13,479
Fund accounting fees payable	15,853	15,391
Audit and tax fees payable	13,331	13,331
Trustees’ fees payable	2,265	1,113
Payable for Portfolio shares repurchased	—	157,571
Accrued expenses	3,495	4,339
Total Liabilities	409,191	402,860
Total Net Assets	$346,130,584	$155,159,454

Net Assets:
Par value (Note 7)	$338	$163
Paid-in capital in excess of par value	386,904,754	175,185,099
Total distributable earnings (loss)	(40,774,508)	(20,025,808)
Total Net Assets	$346,130,584	$155,159,454

Net Assets:
Class I	$2,428,512	$1,633,449
Class II	$343,702,072	$153,526,005

Shares Outstanding:
Class I	236,832	171,177
Class II	33,586,411	16,139,700

Net Asset Value:
Class I	$10.25	$9.54
Class II	$10.23	$9.51

See Notes to Financial Statements.

18	Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report

Statements of operations (unaudited)

For the Six Months Ended June 30, 2022

	Franklin Templeton Aggressive Model Portfolio	Franklin Templeton Moderately Aggressive Model Portfolio	Franklin Templeton Moderate Model Portfolio

Investment Income:
Income distributions from unaffiliated Underlying Funds	$448,808	$3,145,443	$4,531,475
Income distributions from affiliated Underlying Funds	12,258	41,312	27,758
Dividends	8,491	24,523	17,262
Total Investment Income	469,557	3,211,278	4,576,495

Expenses:
Service and/or distribution fees (Notes 2 and 5)	328,675	1,234,373	1,080,771
Investment management fee (Note 2)	148,357	533,252	462,835
Fund accounting fees	15,774	18,258	17,945
Legal fees	14,247	19,942	19,849
Audit and tax fees	12,331	12,331	12,331
Trustees’ fees	9,340	33,523	29,602
Shareholder reports	778	3,140	2,894
Commitment fees (Note 9)	558	2,061	1,824
Insurance	451	1,911	1,796
Transfer agent fees (Note 5)	405	285	273
Custody fees	255	982	946
Interest expense	59	9	—
Miscellaneous expenses	1,835	2,037	2,008
Total Expenses	533,065	1,862,104	1,633,074
Net Investment Income (Loss)	(63,508)	1,349,174	2,943,421

Realized and Unrealized Gain (Loss) on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	—	(6,601)	(8,644)
Sale of unaffiliated Underlying Funds	(12,275,231)	(38,021,422)	(25,727,089)
Capital gain distributions from affiliated Underlying Funds	158,680	534,770	359,310
Capital gain distributions from unaffiliated Underlying Funds	9,252,579	16,927,401	7,830,456
Net Realized Loss	(2,863,972)	(20,565,852)	(17,545,967)
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated Underlying Funds	(51,404,434)	(158,096,163)	(123,102,791)
Affiliated Underlying Funds	(3,020,737)	(11,261,766)	(8,076,073)
Change in Net Unrealized Appreciation (Depreciation)	(54,425,171)	(169,357,929)	(131,178,864)
Net Loss on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds	(57,289,143)	(189,923,781)	(148,724,831)
Decrease in Net Assets From Operations	$(57,352,651)	$(188,574,607)	$(145,781,410)

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report	19

Statements of operations (unaudited) (cont’d)

For the Six Months Ended June 30, 2022

	Franklin Templeton Moderately Conservative Model Portfolio	Franklin Templeton Conservative Model Portfolio

Investment Income:
Income distributions from unaffiliated Underlying Funds	$1,879,670	$976,062
Dividends	7,758	3,214
Income distributions from affiliated Underlying Funds	7,155	—
Total Investment Income	1,894,583	979,276

Expenses:
Service and/or distribution fees (Notes 2 and 5)	415,677	188,983
Investment management fee (Note 2)	178,141	81,059
Fund accounting fees	16,095	15,472
Legal fees	15,212	14,157
Audit and tax fees	12,331	12,331
Trustees’ fees	11,584	5,538
Shareholder reports	1,181	621
Commitment fees (Note 9)	697	321
Insurance	695	336
Custody fees	428	258
Transfer agent fees (Note 5)	245	240
Interest expense	113	1
Miscellaneous expenses	1,857	1,806
Total Expenses	654,256	321,123
Net Investment Income	1,240,327	658,153

Realized and Unrealized Gain (Loss) on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	(2,986)	(1,493)
Sale of unaffiliated Underlying Funds	(10,551,515)	(4,257,589)
Capital gain distributions from affiliated Underlying Funds	92,619	—
Capital gain distributions from unaffiliated Underlying Funds	1,464,089	267,157
Net Realized Loss	(8,997,793)	(3,991,925)
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated Underlying Funds	(37,999,571)	(15,952,370)
Affiliated Underlying Funds	(2,234,377)	(180,948)
Change in Net Unrealized Appreciation (Depreciation)	(40,233,948)	(16,133,318)
Net Loss on Underlying Funds, Affiliated Underlying Funds, Capital Gain Distributions From Affiliated Underlying Funds and Capital Gain Distributions From Unaffiliated Underlying Funds	(49,231,741)	(20,125,243)
Decrease in Net Assets From Operations	$(47,991,414)	$(19,467,090)

See Notes to Financial Statements.

20	Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report

Statements of changes in net assets

Franklin Templeton Aggressive Model Portfolio

For the Six Months Ended June 30, 2022 (unaudited) and the Year Ended December 31, 2021	2022	2021

Operations:
Net investment income (loss)	$(63,508)	$2,420,932
Net realized gain (loss)	(2,863,972)	14,925,881
Change in net unrealized appreciation (depreciation)	(54,425,171)	9,913,317
Increase (Decrease) in Net Assets From Operations	(57,352,651)	27,260,130

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(2,906,612)	(14,667,217)
Decrease in Net Assets From Distributions to Shareholders	(2,906,612)	(14,667,217)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	90,771,271	167,749,819
Reinvestment of distributions	2,906,008	14,662,769
Cost of shares repurchased	(282,946)	(4,301,108)
Increase in Net Assets From Portfolio Share Transactions	93,394,333	178,111,480
Increase in Net Assets	33,135,070	190,704,393

Net Assets:
Beginning of period	264,474,803	73,770,410
End of period	$297,609,873	$264,474,803

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report	21

Statements of changes in net assets (cont’d)

Franklin Templeton Moderately Aggressive Model Portfolio

For the Six Months Ended June 30, 2022 (unaudited) and the Year Ended December 31, 2021	2022	2021

Operations:
Net investment income	$1,349,174	$9,370,764
Net realized gain (loss)	(20,565,852)	46,029,844
Change in net unrealized appreciation (depreciation)	(169,357,929)	23,593,875
Increase (Decrease) in Net Assets From Operations	(188,574,607)	78,994,483

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(8,171,462)	(48,317,461)
Decrease in Net Assets From Distributions to Shareholders	(8,171,462)	(48,317,461)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	247,171,806	635,351,608
Reinvestment of distributions	8,171,011	48,313,847
Cost of shares repurchased	(2,926,489)	(548,161)
Increase in Net Assets From Portfolio Share Transactions	252,416,328	683,117,294
Increase in Net Assets	55,670,259	713,794,316

Net Assets:
Beginning of period	983,171,374	269,377,058
End of period	$1,038,841,633	$983,171,374

See Notes to Financial Statements.

22	Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report

Franklin Templeton Moderate Model Portfolio

For the Six Months Ended June 30, 2022 (unaudited) and the Year Ended December 31, 2021	2022	2021

Operations:
Net investment income	$2,943,421	$8,290,561
Net realized gain (loss)	(17,545,967)	35,789,372
Change in net unrealized appreciation (depreciation)	(131,178,864)	20,402,729
Increase (Decrease) in Net Assets From Operations	(145,781,410)	64,482,662

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(4,672,474)	(40,202,909)
Decrease in Net Assets From Distributions to Shareholders	(4,672,474)	(40,202,909)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	185,460,136	528,286,558
Reinvestment of distributions	4,672,186	40,199,695
Cost of shares repurchased	(3,036,600)	(1,873,873)
Increase in Net Assets From Portfolio Share Transactions	187,095,722	566,612,380
Increase in Net Assets	36,641,838	590,892,133

Net Assets:
Beginning of period	860,524,786	269,632,653
End of period	$897,166,624	$860,524,786

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report	23

Statements of changes in net assets (cont’d)

Franklin Templeton Moderately Conservative Model Portfolio

For the Six Months Ended June 30, 2022 (unaudited) and the Year Ended December 31, 2021	2022	2021

Operations:
Net investment income	$1,240,327	$3,167,111
Net realized gain (loss)	(8,997,793)	14,957,820
Change in net unrealized appreciation (depreciation)	(40,233,948)	1,858,325
Increase (Decrease) in Net Assets From Operations	(47,991,414)	19,983,256

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,382,450)	(17,001,487)
Decrease in Net Assets From Distributions to Shareholders	(1,382,450)	(17,001,487)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	70,634,662	186,406,424
Reinvestment of distributions	1,382,240	16,998,135
Cost of shares repurchased	(5,733,643)	(7,700,750)
Increase in Net Assets From Portfolio Share Transactions	66,283,259	195,703,809
Increase in Net Assets	16,909,395	198,685,578

Net Assets:
Beginning of period	329,221,189	130,535,611
End of period	$346,130,584	$329,221,189

See Notes to Financial Statements.

24	Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report

Franklin Templeton Conservative Model Portfolio

For the Six Months Ended June 30, 2022 (unaudited) and the Year Ended December 31, 2021	2022	2021

Operations:
Net investment income	$658,153	$1,533,002
Net realized gain (loss)	(3,991,925)	6,182,752
Change in net unrealized appreciation (depreciation)	(16,133,318)	(2,150,049)
Increase (Decrease) in Net Assets From Operations	(19,467,090)	5,565,705

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(451,072)	(7,429,027)
Decrease in Net Assets From Distributions to Shareholders	(451,072)	(7,429,027)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	38,788,775	77,854,059
Reinvestment of distributions	450,931	7,426,048
Cost of shares repurchased	(12,093,673)	(18,680,949)
Increase in Net Assets From Portfolio Share Transactions	27,146,033	66,599,158
Increase in Net Assets	7,227,871	64,735,836

Net Assets:
Beginning of period	147,931,583	83,195,747
End of period	$155,159,454	$147,931,583

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report	25

Financial highlights

Franklin Templeton Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2021	2020[3]

Net asset value, beginning of period	$14.61	$12.94	$10.00

Income (loss) from operations:
Net investment income	0.01	0.27	0.22
Net realized and unrealized gain (loss)	(2.69)	2.29	2.97
Total income (loss) from operations	(2.68)	2.56	3.19

Less distributions from:
Net investment income	(0.01)	(0.24)	(0.12)
Net realized gains	(0.11)	(0.65)	(0.13)
Total distributions	(0.12)	(0.89)	(0.25)

Net asset value, end of period	$11.81	$14.61	$12.94
Total return[4]	(18.33)%	19.75%	31.90%

Net assets, end of period (000s)	$19,658	$13,851	$2,155

Ratios to average net assets:
Gross expenses[5]	0.15%[6]	0.19%	0.61%[6]
Net expenses[5,7]	0.15 [6]	0.19	0.23 [6,8]
Net investment income	0.19 [6]	1.82	2.62 [6]

Portfolio turnover rate	41%	70%	31%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2022 (unaudited).
[3]	For the period April 15, 2020 (inception date) to December 31, 2020.
[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[6]	Annualized.
[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

26	Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report

Franklin Templeton Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2022[2]		2021	2020[3]

Net asset value, beginning of period	$14.59		$12.93	$10.00

Income (loss) from operations:
Net investment income (loss)	(0.00)	[4]	0.21	0.19
Net realized and unrealized gain (loss)	(2.69)		2.32	2.98
Total income (loss) from operations	(2.69)		2.53	3.17

Less distributions from:
Net investment income	(0.01)		(0.22)	(0.11)
Net realized gains	(0.11)		(0.65)	(0.13)
Total distributions	(0.12)		(0.87)	(0.24)

Net asset value, end of period	$11.78		$14.59	$12.93
Total return[5]	(18.42)%		19.51%	31.70%

Net assets, end of period (000s)	$277,952		$250,624	$71,616

Ratios to average net assets:
Gross expenses[6]	0.40%[7]		0.43%	0.83%[7]
Net expenses[6,8]	0.40	[7]	0.43	0.48 [7,9]
Net investment income (loss)	(0.06)	[7]	1.46	2.23 [7]

Portfolio turnover rate	41%		70%	31%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2022 (unaudited).
[3]	For the period April 15, 2020 (inception date) to December 31, 2020.
[4]	Amount represents less than $0.005 per share.
[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[7]	Annualized.
[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report	27

Financial highlights (cont’d)

Franklin Templeton Moderately Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2021	2020[3]

Net asset value, beginning of period	$13.50	$12.39	$10.00

Income (loss) from operations:
Net investment income	0.02	0.24	0.24
Net realized and unrealized gain (loss)	(2.30)	1.60	2.36
Total income (loss) from operations	(2.28)	1.84	2.60

Less distributions from:
Net investment income	(0.01)	(0.25)	(0.12)
Net realized gains	(0.08)	(0.48)	(0.09)
Total distributions	(0.09)	(0.73)	(0.21)

Net asset value, end of period	$11.13	$13.50	$12.39
Total return[4]	(16.88)%	14.79%	25.99%

Net assets, end of period (000s)	$18,825	$13,346	$3,118

Ratios to average net assets:
Gross expenses[5]	0.13%[6]	0.15%	0.28%[6]
Net expenses[5,7]	0.13 [6]	0.15	0.21 [6,8]
Net investment income	0.26 [6]	1.81	2.92 [6]

Portfolio turnover rate	34%	66%	28%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2022 (unaudited).
[3]	For the period April 15, 2020 (inception date) to December 31, 2020.
[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[6]	Annualized.
[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.21%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28	Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report

Franklin Templeton Moderately Aggressive Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2022[2]	2021	2020[3]

Net asset value, beginning of period	$13.47	$12.37	$10.00

Income (loss) from operations:
Net investment income	0.02	0.20	0.22
Net realized and unrealized gain (loss)	(2.31)	1.60	2.35
Total income (loss) from operations	(2.29)	1.80	2.57

Less distributions from:
Net investment income	(0.01)	(0.22)	(0.11)
Net realized gains	(0.08)	(0.48)	(0.09)
Total distributions	(0.09)	(0.70)	(0.20)

Net asset value, end of period	$11.09	$13.47	$12.37
Total return[4]	(16.99)%	14.56%	25.69%

Net assets, end of period (millions)	$1,020	$970	$266

Ratios to average net assets:
Gross expenses[5]	0.38%[6]	0.39%	0.51%[6]
Net expenses[5,7]	0.38 [6]	0.39	0.46 [6,8]
Net investment income	0.27 [6]	1.51	2.71 [6]

Portfolio turnover rate	34%	66%	28%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2022 (unaudited).
[3]	For the period April 15, 2020 (inception date) to December 31, 2020.
[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[6]	Annualized.
[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.46%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report	29

Financial highlights (cont’d)

Franklin Templeton Moderate Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2021	2020[3]

Net asset value, beginning of period	$12.64	$11.80	$10.00

Income (loss) from operations:
Net investment income	0.05	0.21	0.28
Net realized and unrealized gain (loss)	(1.97)	1.27	1.71
Total income (loss) from operations	(1.92)	1.48	1.99

Less distributions from:
Net investment income	(0.01)	(0.23)	(0.12)
Net realized gains	(0.05)	(0.41)	(0.07)
Total distributions	(0.06)	(0.64)	(0.19)

Net asset value, end of period	$10.66	$12.64	$11.80
Total return[4]	(15.20)%	12.54%	19.95%

Net assets, end of period (000s)	$7,015	$5,724	$2,188

Ratios to average net assets:
Gross expenses[5]	0.13%[6]	0.16%	0.29%[6]
Net expenses[5,7]	0.13 [6]	0.16	0.21 [6,8]
Net investment income	0.92 [6]	1.68	3.45 [6]

Portfolio turnover rate	38%	68%	27%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2022 (unaudited).
[3]	For the period April 15, 2020 (inception date) to December 31, 2020.
[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[6]	Annualized.
[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.21%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

30	Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report

Franklin Templeton Moderate Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class II Shares[1]	2022[2]	2021	2020[3]

Net asset value, beginning of period	$12.61	$11.78	$10.00

Income (loss) from operations:
Net investment income	0.04	0.18	0.23
Net realized and unrealized gain (loss)	(1.97)	1.27	1.73
Total income (loss) from operations	(1.93)	1.45	1.96

Less distributions from:
Net investment income	(0.01)	(0.21)	(0.11)
Net realized gains	(0.05)	(0.41)	(0.07)
Total distributions	(0.06)	(0.62)	(0.18)

Net asset value, end of period	$10.62	$12.61	$11.78
Total return[4]	(15.32)%	12.30%	19.65%

Net assets, end of period (millions)	$890	$855	$267

Ratios to average net assets:
Gross expenses[5]	0.38%[6]	0.39%	0.51%[6]
Net expenses[5,7]	0.38 [6]	0.39	0.46 [6,8]
Net investment income	0.67 [6]	1.45	2.92 [6]

Portfolio turnover rate	38%	68%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]	For the period April 15, 2020 (inception date) to December 31, 2020.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.46%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report	31

Financial highlights (cont’d)

Franklin Templeton Moderately Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares[1]	2022[2]	2021	2020[3]

Net asset value, beginning of period	$11.86	$11.47	$10.00

Income (loss) from operations:
Net investment income	0.05	0.21	0.25
Net realized and unrealized gain (loss)	(1.62)	0.85	1.40
Total income (loss) from operations	(1.57)	1.06	1.65

Less distributions from:
Net investment income	(0.01)	(0.23)	(0.13)
Net realized gains	(0.03)	(0.44)	(0.05)
Total distributions	(0.04)	(0.67)	(0.18)

Net asset value, end of period	$10.25	$11.86	$11.47
Total return[4]	(13.22)%	9.22%	16.43%

Net assets, end of period (000s)	$2,429	$2,882	$1,050

Ratios to average net assets:
Gross expenses[5]	0.15%[6]	0.19%	0.43%[6]
Net expenses[5,7]	0.15 [6]	0.19	0.23	6,[8]
Net investment income	0.96 [6]	1.74	3.14	[6]

Portfolio turnover rate	33%	61%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]	For the period April 15, 2020 (inception date) to December 31, 2020.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

32	Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report

Franklin Templeton Moderately Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class II Shares[1]	2022[2]	2021	2020[3]

Net asset value, beginning of period	$11.85	$11.47	$10.00

Income (loss) from operations:
Net investment income	0.04	0.16	0.23
Net realized and unrealized gain (loss)	(1.62)	0.87	1.40
Total income (loss) from operations	(1.58)	1.03	1.63

Less distributions from:
Net investment income	(0.01)	(0.21)	(0.11)
Net realized gains	(0.03)	(0.44)	(0.05)
Total distributions	(0.04)	(0.65)	(0.16)

Net asset value, end of period	$10.23	$11.85	$11.47
Total return[4]	(13.31)%	8.96%	16.32%

Net assets, end of period (millions)	$344	$326	$129

Ratios to average net assets:
Gross expenses[5]	0.39%[6]	0.41%	0.63%[6]
Net expenses[5,7]	0.39 [6]	0.41	0.48 [6,8]
Net investment income	0.74 [6]	1.36	2.99 [6]

Portfolio turnover rate	33%	61%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]	For the period April 15, 2020 (inception date) to December 31, 2020.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report	33

Financial highlights (cont’d)

Franklin Templeton Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares[1]	2022[2]	2021	2020[3]

Net asset value, beginning of period	$10.86	$10.91	$10.00

Income (loss) from operations:
Net investment income	0.05	0.17	0.33
Net realized and unrealized gain (loss)	(1.34)	0.38	0.77
Total income (loss) from operations	(1.29)	0.55	1.10

Less distributions from:
Net investment income	(0.01)	(0.23)	(0.15)
Net realized gains	(0.02)	(0.37)	(0.04)
Total distributions	(0.03)	(0.60)	(0.19)

Net asset value, end of period	$9.54	$10.86	$10.91
Total return[4]	(11.89)%	4.98%	10.99%

Net assets, end of period (000s)	$1,633	$1,406	$1,053

Ratios to average net assets:
Gross expenses[5]	0.20%[6]	0.25%	0.57%[6]
Net expenses[5,7]	0.20 [6]	0.23 [8]	0.23 [6,8]
Net investment income	1.09 [6]	1.52	4.33 [6]

Portfolio turnover rate	29%	56%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]	For the period April 15, 2020 (inception date) to December 31, 2020.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

34	Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report

Franklin Templeton Conservative Model Portfolio

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class II Shares[1]	2022[2]	2021	2020[3]

Net asset value, beginning of period	$10.84	$10.90	$10.00

Income (loss) from operations:
Net investment income	0.04	0.14	0.28
Net realized and unrealized gain (loss)	(1.34)	0.38	0.80
Total income (loss) from operations	(1.30)	0.52	1.08

Less distributions from:
Net investment income	(0.01)	(0.21)	(0.14)
Net realized gains	(0.02)	(0.37)	(0.04)
Total distributions	(0.03)	(0.58)	(0.18)

Net asset value, end of period	$9.51	$10.84	$10.90
Total return[4]	(12.01)%	4.71%	10.78%

Net assets, end of period (000s)	$153,526	$146,525	$82,143

Ratios to average net assets:
Gross expenses[5]	0.42%[6]	0.45%	0.77%[6]
Net expenses[5,7]	0.42 [6]	0.45	0.48 [6,8]
Net investment income	0.86 [6]	1.27	3.73 [6]

Portfolio turnover rate	29%	56%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]	For the period April 15, 2020 (inception date) to December 31, 2020.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.48%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report	35

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Franklin Templeton Aggressive Model Portfolio (“Aggressive Model Portfolio”), Franklin Templeton Moderately Aggressive Model Portfolio (“Moderately Aggressive Model Portfolio”), Franklin Templeton Moderate Model Portfolio (“Moderate Model Portfolio”), Franklin Templeton Moderately Conservative Model Portfolio (“Moderately Conservative Model Portfolio”) and Franklin Templeton Conservative Model Portfolio (“Conservative Model Portfolio”) (collectively, the “Portfolios”) are separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with their variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds and exchange traded funds (“Underlying Funds”). The Underlying Funds include funds managed by investment advisers that are not affiliated with Franklin Resources, Inc. (“Franklin Resources”) and funds managed by Franklin Resources affiliated investment advisers. Shares of the Portfolios are offered to variable annuity and variable life insurance separate accounts established by NYLIAC.

Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies issued by NYLIAC through their separate accounts.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

36	Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Aggressive Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$88,936,205	$147,161,908	—	$236,098,113
Other Investments in Underlying Funds	58,166,122	—	—	58,166,122
Total Long-Term Investments	147,102,327	147,161,908	—	294,264,235
Short-Term Investments†	2,489,186	—	—	2,489,186
Total Investments	$149,591,513	$147,161,908	—	$296,753,421

†	See Schedule of Investments for additional detailed categorizations.

Moderately Aggressive Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$260,343,625	$375,855,957	—	$636,199,582
Domestic Fixed Income	219,662,945	52,573,257	—	272,236,202
Other Investments in Underlying Funds	119,952,778	—	—	119,952,778
Total Long-Term Investments	599,959,348	428,429,214	—	1,028,388,562
Short-Term Investments†	5,870,693	—	—	5,870,693
Total Investments	$605,830,041	$428,429,214	—	$1,034,259,255

†	See Schedule of Investments for additional detailed categorizations.

Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

Moderate Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$199,715,791	$240,299,308	—	$440,015,099
Domestic Fixed Income	279,646,754	78,941,145	—	358,587,899
Other Investments in Underlying Funds	83,168,114	—	—	83,168,114
Total Long-Term Investments	562,530,659	319,240,453	—	881,771,112
Short-Term Investments†	6,172,292	—	—	6,172,292
Total Investments	$568,702,951	$319,240,453	—	$887,943,404

†	See Schedule of Investments for additional detailed categorizations.

Moderately Conservative Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Domestic Equity	$51,269,240	$67,862,494	—	$119,131,734
Domestic Fixed Income	125,143,079	48,085,521	—	173,228,600
Other Investments in Underlying Funds	50,132,295	—	—	50,132,295
Total Long-Term Investments	226,544,614	115,948,015	—	342,492,629
Short-Term Investments†	2,980,325	—	—	2,980,325
Total Investments	$229,524,939	$115,948,015	—	$345,472,954

†	See Schedule of Investments for additional detailed categorizations.

Conservative Model Portfolio

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Investments in Underlying Funds†:
Foreign Fixed Income	$24,860,637	—	—	$24,860,637
Domestic Equity	18,355,030	$11,852,756	—	30,207,786
Domestic Fixed Income	66,326,002	33,280,121	—	99,606,123
Total Long-Term Investments	109,541,669	45,132,877	—	154,674,546
Short-Term Investments†	716,493	—	—	716,493
Total Investments	$110,258,162	$45,132,877	—	$155,391,039

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund of funds risk. The cost of investing in the Portfolios, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Portfolios’ approval, which could force the Portfolios to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Portfolios. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing any investment purpose.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income.

38	Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report

Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Portfolios determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolios are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Compensating balance arrangements. The Portfolios have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank.

(g) Federal and other taxes. It is the Portfolios’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolios intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolios’ financial statements.

Management has analyzed the Portfolios’ tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2021, no provision for income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Portfolio’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is each Portfolio’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Portfolio’s cash and short-term instruments allocated to it. LMPFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources.

Under the investment management agreement, each Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate that decreases as assets increase, as follows: 0.13% of assets up to and including $1 billion, 0.11% of assets over $1 billion and up to and including $1.5 billion, 0.09% of assets over $1.5 billion and up to and including $2 billion, 0.08% of assets over $2 billion and up to and including $3.5 billion, 0.07% of assets over $3.5 billion and up to and including $5 billion and 0.06% of assets over $5 billion. For purposes of determining the effective management fee rate, the net assets of each Portfolio will be aggregated.

LMPFA provides administrative and certain oversight services to the Portfolios. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolios, except for the management of the portion of each Portfolio’s cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays Franklin Advisers a fee monthly, at an annual rate equal to 70% of the net management fee it receives from each Portfolio. For Western Asset’s services to the Portfolios, LMPFA pays Western Asset monthly 0.02% of the portion of each Portfolio’s average daily net assets that are allocated to Western Asset by LMPFA.

The Portfolios indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Portfolios will vary.

As a result of expense limitation arrangements between the Portfolios and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I and Class II shares of Aggressive Model Portfolio, Moderately Conservative Model Portfolio and Conservative Model Portfolio did not exceed 0.23% and 0.48%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I and Class II shares of Moderately Aggressive Model Portfolio and Moderate Model Portfolio did not exceed 0.21% and 0.46%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

LMPFA is permitted to recapture amounts waived and/or expenses reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolios, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolios’ sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Aggressive Model Portfolio	$217,837,330	$115,517,815
Moderately Aggressive Model Portfolio	614,108,833	343,485,101
Moderate Model Portfolio	520,844,034	334,438,144
Moderately Conservative Model Portfolio	176,768,546	110,006,926
Conservative Model Portfolio	72,084,616	44,441,543

At June 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Aggressive Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$334,789,809	$1,794,343	$(39,830,731)	$(38,036,388)

	Moderately Aggressive Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$1,161,285,096	$6,438,603	$(133,464,444)	$(127,025,841)

	Moderate Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$984,899,613	$4,846,845	$(101,803,054)	$(96,956,209)

	Moderately Conservative Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$378,134,103	$1,020,080	$(33,681,229)	$(32,661,149)

	Conservative Model Portfolio
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$171,867,066	—	$(16,476,027)	$(16,476,027)

4. Derivative instruments and hedging activities

During the six months ended June 30, 2022, the Portfolios did not invest in derivative instruments.

40	Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolios have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan Aggressive Model Portfolio, Moderately Aggressive Model Portfolio, Moderate Model Portfolio, Moderately Conservative Model Portfolio and Conservative Model Portfolio pay service and/or distribution fees with respect to their Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Aggressive Model Portfolio
Class I	—	$319
Class II	$328,675	86
Total	$328,675	$405

	Service and/or Distribution Fees	Transfer Agent Fees
Moderately Aggressive Model Portfolio
Class I	—	$172
Class II	$1,234,373	113
Total	$1,234,373	$285

	Service and/or Distribution Fees	Transfer Agent Fees
Moderate Model Portfolio
Class I	—	$167
Class II	$1,080,771	106
Total	$1,080,771	$273

	Service and/or Distribution Fees	Transfer Agent Fees
Moderately Conservative Model Portfolio
Class I	—	$165
Class II	$415,677	80
Total	$415,677	$245

	Service and/or Distribution Fees	Transfer Agent Fees
Conservative Model Portfolio
Class I	—	$165
Class II	$188,983	75
Total	$188,983	$240

6. Distributions to shareholders by class

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Aggressive Model Portfolio
Net Investment Income:
Class I	$19,047	$211,706
Class II	280,967	3,491,314
Total	$300,014	$3,703,020

Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Aggressive Model Portfolio (cont’d)
Net Realized Gains:
Class I	$165,485	$570,089
Class II	2,441,113	10,394,108
Total	$2,606,598	$10,964,197

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Moderately Aggressive Model Portfolio
Net Investment Income:
Class I	$17,723	$228,828
Class II	982,336	15,226,221
Total	$1,000,059	$15,455,049
Net Realized Gains:
Class I	$127,094	$444,370
Class II	7,044,309	32,418,042
Total	$7,171,403	$32,862,412

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Moderate Model Portfolio
Net Investment Income:
Class I	$5,116	$100,329
Class II	644,898	13,699,707
Total	$650,014	$13,800,036
Net Realized Gains:
Class I	$31,658	$175,255
Class II	3,990,802	26,227,618
Total	$4,022,460	$26,402,873

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Moderately Conservative Model Portfolio
Net Investment Income:
Class I	$2,478	$53,346
Class II	347,532	5,521,680
Total	$350,010	$5,575,026
Net Realized Gains:
Class I	$7,308	$100,283
Class II	1,025,132	11,326,178
Total	$1,032,440	$11,426,461

42	Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Conservative Model Portfolio
Net Investment Income:
Class I	$1,440	$27,923
Class II	148,575	2,651,582
Total	$150,015	$2,679,505
Net Realized Gains:
Class I	$2,888	$45,096
Class II	298,169	4,704,426
Total	$301,057	$4,749,522

7. Shares of beneficial interest

At June 30, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolios have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021

	Shares	Amount	Shares	Amount
Aggressive Model Portfolio
Class I
Shares sold	705,205	$9,225,557	793,652	$11,495,233
Shares issued on reinvestment	16,008	183,928	53,138	777,347
Shares repurchased	(4,453)	(64,503)	(65,546)	(979,857)
Net increase	716,760	$9,344,982	781,244	$11,292,723
Class II
Shares sold	6,204,664	$81,545,714	10,931,652	$156,254,586
Shares issued on reinvestment	237,529	2,722,080	950,497	13,885,422
Shares repurchased	(16,410)	(218,443)	(242,602)	(3,321,251)
Net increase	6,425,783	$84,049,351	11,639,547	$166,818,757

	Six Months Ended June 30, 2022		Year Ended December 31, 2021

	Shares	Amount	Shares	Amount
Moderately Aggressive Model Portfolio
Class I
Shares sold	700,855	$8,584,803	729,201	$9,780,919
Shares issued on reinvestment	13,269	144,366	49,565	669,584
Shares repurchased	(11,623)	(142,557)	(41,553)	(548,161)
Net increase	702,501	$8,586,612	737,213	$9,902,342
Class II
Shares sold	19,441,777	$238,587,003	46,963,357	$625,570,689
Shares issued on reinvestment	740,465	8,026,645	3,534,683	47,644,263
Shares repurchased	(243,367)	(2,783,932)	—	—
Net increase	19,938,875	$243,829,716	50,498,040	$673,214,952

Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021

	Shares	Amount	Shares	Amount
Moderate Model Portfolio
Class I
Shares sold	239,461	$2,782,337	296,062	$3,716,453
Shares issued on reinvestment	3,491	36,486	21,532	272,370
Shares repurchased	(37,790)	(439,495)	(50,203)	(642,412)
Net increase	205,162	$2,379,328	267,391	$3,346,411
Class II
Shares sold	15,799,552	$182,677,799	42,006,750	$524,570,105
Shares issued on reinvestment	445,312	4,635,700	3,163,902	39,927,325
Shares repurchased	(221,819)	(2,597,105)	(96,203)	(1,231,461)
Net increase	16,023,045	$184,716,394	45,074,449	$563,265,969

	Six Months Ended June 30, 2022		Year Ended December 31, 2021

	Shares	Amount	Shares	Amount
Moderately Conservative Model Portfolio
Class I
Shares sold	69,981	$761,754	144,063	$1,737,414
Shares issued on reinvestment	950	9,576	12,660	150,277
Shares repurchased	(77,050)	(840,032)	(5,318)	(63,500)
Net increase (decrease)	(6,119)	$(68,702)	151,405	$1,824,191
Class II
Shares sold	6,368,172	$69,872,908	15,474,840	$184,669,010
Shares issued on reinvestment	136,448	1,372,664	1,420,547	16,847,858
Shares repurchased	(452,181)	(4,893,611)	(650,774)	(7,637,250)
Net increase	6,052,439	$66,351,961	16,244,613	$193,879,618

	Six Months Ended June 30, 2022		Year Ended December 31, 2021

	Shares	Amount	Shares	Amount
Conservative Model Portfolio
Class I
Shares sold	59,325	$581,209	124,155	$1,392,768
Shares issued on reinvestment	444	4,187	6,449	70,040
Shares repurchased	(18,083)	(188,599)	(97,598)	(1,083,607)
Net increase	41,686	$396,797	33,006	$379,201
Class II
Shares sold	3,769,111	$38,207,566	6,874,643	$76,461,291
Shares issued on reinvestment	47,577	446,744	678,588	7,356,008
Shares repurchased	(1,196,876)	(11,905,074)	(1,571,562)	(17,597,342)
Net increase	2,619,812	$26,749,236	5,981,669	$66,219,957

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the six months ended June 30, 2022. The following transactions were effected in such Underlying Funds for the six months ended June 30, 2022.

44	Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report

Aggressive Model Portfolio	Affiliate Value at December 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2022
		Cost	Shares	Cost	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	$14,889,965	$5,910,939	107,273	—	—	—	$12,258	$158,680	$(3,020,737)	$17,780,167

Moderately Aggressive Model Portfolio	Affiliate Value at December 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2022
		Cost	Shares	Cost	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	$55,620,849	$14,766,082	268,616	—	—	—	$41,312	$534,770	$(10,661,761)	$59,725,170
Western Asset Core Plus VIT Portfolio, Class I Shares	—	32,685,000	6,326,774	$426,601	82,515	$(6,601)	—	—	(600,005)	31,658,394
	$55,620,849	$47,451,082		$426,601		$(6,601)	$41,312	$534,770	$(11,261,766) $91,383,564

Moderate Model Portfolio	Affiliate Value at , December 31, 2021					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2022
		Purchased		Sold
		Cost	Shares	Cost	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	$38,510,025	$8,857,068	162,212	—	—	—	$27,758	$359,310	$(7,219,522)	$40,147,571
Western Asset Core Plus VIT Portfolio, Class I Shares	—	46,440,000	8,988,687	$558,644	108,055	$(8,644)	—	—	(856,551)	45,024,805
	$38,510,025	$55,297,068		$558,644		$(8,644)	$27,758	$359,310	$(8,076,073)	$85,172,376

	Affiliate Value at December 31, 2021					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2022

Moderately Conservative Model Portfolio		Purchased		Sold
		Cost	Shares	Cost	Shares
ClearBridge Variable Appreciation Portfolio, Class I Shares	$9,860,479	$2,139,774	39,246	—	—	—	$7,155	$92,619	$(1,836,377)	$10,163,876
Western Asset Core Plus VIT Portfolio, Class I Shares	—	21,515,000	4,164,353	$192,986	37,328	$(2,986)	—	—	(398,000)	20,924,014
	$9,860,479	$23,654,774		$192,986		$(2,986)	$7,155	$92,619	$(2,234,377)	$31,087,890

Conservative Model Portfolio	Affiliate Value at December 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2022
		Cost	Shares	Cost	Shares
Western Asset Core Plus VIT Portfolio, Class I Shares	—	$9,480,000	1,833,764	$96,493	18,664	$(1,493)	—	—	$(180,948)	$9,202,559

9. Redemption facility

On February 4, 2022, the Portfolios, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, became a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Portfolios shall, in addition to interest charged on any borrowings made by the Portfolios and other costs incurred by the Portfolios, pay its share of fees and expenses incurred in connection with

Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Portfolios did not utilize the Global Credit Facility during the six months ended June 30, 2022.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Portfolios’ investments, impair the Portfolios’ ability to satisfy redemption requests, and negatively impact the Portfolios’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolios by their service providers.

*  *  *

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Portfolios will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

46	Franklin Templeton Model Portfolio Funds 2022 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

Legg Mason Partners Variable Equity Trust

— Franklin Templeton Aggressive Model Portfolio

At an in-person meeting of the Board of Trustees of Legg Mason Partners Variable Equity Trust (the “Trust”) held on May 4 and 5, 2022, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Franklin Templeton Aggressive Model Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year, the Board (including its various committees) had met with representatives of the Manager and the Subadvisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2022 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.

The information provided and presentations made to the Board encompassed the Fund and all other funds overseen by the Board. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

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Board approval of management and subadvisory agreements (unaudited) (cont’d)

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and of the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Subadvisers. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities among the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.

Performance Comparisons. The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as mixed-asset target allocation aggressive growth funds underlying variable insurance products by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the one-year period ended December 31, 2021 and the period since the Fund’s inception (April 15, 2020) through December 31, 2021 was above the median performance of the funds in the Performance Universe and ranked in the first quintile for the one-year period ended December 31, 2021, and was below the median performance of the funds in the Performance Universe for the period since the Fund’s inception. The Board considered the relative proximity of the Fund’s performance to the Performance Universe medians and noted the explanations from the Manager and Franklin Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”)

48	Franklin Templeton Model Portfolio Funds

in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadvisers, respectively. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Subadvisers is the responsibility and expense of the Manager, not the Fund.

The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadvisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, noting that there were none.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.

The Board considered the overall management fee, the fees of each of the Subadvisers and the amount of the management fee retained by the Manager after payment of the subadvisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of five mixed-asset target allocation aggressive growth funds of funds underlying variable insurance products (including the Fund) and three mixed-asset target allocation growth funds of funds underlying variable insurance products selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all mixed-asset target allocation aggressive growth funds of funds underlying variable insurance products (including the Fund) and mixed-asset target allocation growth funds of funds underlying variable insurance products (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was below the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was below the median of management fees paid by the funds in the Expense Group and below the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group and approximately equivalent to the median of the actual total expense ratios of the funds in the Expense Universe, and that the Fund’s underlying fund expenses were approximately equivalent to the median of the underlying fund expenses of the funds in the Expense Group and Expense Universe. The Board noted the limited size of the Expense Group. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2023.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

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Board approval of management and subadvisory agreements (unaudited) (cont’d)

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund’s assets had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. The Board also noted the size of the Fund.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the Manager and the Subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the recent appointment of an affiliate of the Manager as the transfer agent of the Fund.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates received were reasonable.

50	Franklin Templeton Model Portfolio Funds

Legg Mason Partners Variable Equity Trust

— Franklin Templeton Moderately Aggressive Model Portfolio

At an in-person meeting of the Board of Trustees of Legg Mason Partners Variable Equity Trust (the “Trust”) held on May 4 and 5, 2022, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Franklin Templeton Moderately Aggressive Model Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year, the Board (including its various committees) had met with representatives of the Manager and the Subadvisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2022 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.

The information provided and presentations made to the Board encompassed the Fund and all other funds overseen by the Board. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Templeton Model Portfolio Funds	51

Board approval of management and subadvisory agreements (unaudited) (cont’d)

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and of the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Subadvisers. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities among the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.

Performance Comparisons. The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as mixed-asset target allocation growth funds underlying variable insurance products by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the one-year period ended December 31, 2021 and the period since the Fund’s inception (April 15, 2020) through December 31, 2021 was above the median performance of the funds in the Performance Universe for the one-year period ended December 31, 2021, and was below the median performance of the funds in the Performance Universe for the period since the Fund’s inception. The Board considered the relative proximity of the Fund’s performance to the Performance Universe medians and noted the explanations from the Manager and Franklin Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the

52	Franklin Templeton Model Portfolio Funds

Subadvisers, respectively. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Subadvisers is the responsibility and expense of the Manager, not the Fund.

The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadvisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, noting that there were none.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.

The Board considered the overall management fee, the fees of each of the Subadvisers and the amount of the management fee retained by the Manager after payment of the subadvisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of seven mixed-asset target allocation growth funds of funds underlying variable insurance products (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all mixed-asset target allocation growth funds of funds underlying variable insurance products (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was below the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was below the median of management fees paid by the funds in the Expense Group and approximately equivalent to the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group and approximately equivalent to the median of the actual total expense ratios of the funds in the Expense Universe, and that the Fund’s underlying fund expenses were above the median of the underlying fund expenses of the funds in the Expense Group and at the median of the underlying fund expenses of the funds in the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses and noted the limited size of the Expense Group. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2023.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

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Board approval of management and subadvisory agreements (unaudited) (cont’d)

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund’s assets had reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the Manager and the Subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the recent appointment of an affiliate of the Manager as the transfer agent of the Fund.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates received were reasonable.

54	Franklin Templeton Model Portfolio Funds

Legg Mason Partners Variable Equity Trust

— Franklin Templeton Moderate Model Portfolio

At an in-person meeting of the Board of Trustees of Legg Mason Partners Variable Equity Trust (the “Trust”) held on May 4 and 5, 2022, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Franklin Templeton Moderate Model Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year, the Board (including its various committees) had met with representatives of the Manager and the Subadvisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2022 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.

The information provided and presentations made to the Board encompassed the Fund and all other funds overseen by the Board. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

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Board approval of management and subadvisory agreements (unaudited) (cont’d)

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and of the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Subadvisers. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities among the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.

Performance Comparisons. The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as mixed-asset target allocation moderate funds underlying variable insurance products by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the one-year period ended December 31, 2021 and the period since the Fund’s inception (April 15, 2020) through December 31, 2021 was above the median performance of the funds in the Performance Universe for each period.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadvisers, respectively. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Subadvisers is the responsibility and expense of the Manager, not the Fund.

56	Franklin Templeton Model Portfolio Funds

The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadvisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, noting that there were none.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.

The Board considered the overall management fee, the fees of each of the Subadvisers and the amount of the management fee retained by the Manager after payment of the subadvisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of seven mixed-asset target allocation moderate funds of funds underlying variable insurance products (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all mixed-asset target allocation moderate funds of funds underlying variable insurance products (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was below the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was approximately equivalent to the median of management fees paid by the funds in the Expense Group and approximately equivalent to the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was above the median of the total expense ratios of the funds in the Expense Group and above the median of the actual total expense ratios of the funds in the Expense Universe, that the Fund’s underlying fund expenses were above the median of the underlying fund expenses of the funds in the Expense Group and approximately equivalent to the median of the underlying fund expenses of the funds in the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses and noted the limited size of the Expense Group. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2023.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund’s assets had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. The Board also noted the size of the Fund.

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The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the Manager and the Subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the recent appointment of an affiliate of the Manager as the transfer agent of the Fund.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates received were reasonable.

58	Franklin Templeton Model Portfolio Funds

Legg Mason Partners Variable Equity Trust

— Franklin Templeton Moderately Conservative Model Portfolio

At an in-person meeting of the Board of Trustees of Legg Mason Partners Variable Equity Trust (the “Trust”) held on May 4 and 5, 2022, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Franklin Templeton Moderately Conservative Model Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year, the Board (including its various committees) had met with representatives of the Manager and the Subadvisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2022 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.

The information provided and presentations made to the Board encompassed the Fund and all other funds overseen by the Board. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

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Board approval of management and subadvisory agreements (unaudited) (cont’d)

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and of the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Subadvisers. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities among the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.

Performance Comparisons. The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as mixed-asset target allocation conservative funds underlying variable insurance products by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the one-year period ended December 31, 2021 and the period since the Fund’s inception (April 15, 2020) through December 31, 2021 was above the median performance of the funds in the Performance Universe for each period and ranked in the first quintile of the funds in the Performance Universe for each period.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadvisers, respectively. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Subadvisers is the responsibility and expense of the Manager, not the Fund.

60	Franklin Templeton Model Portfolio Funds

The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadvisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, noting that there were none.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.

The Board considered the overall management fee, the fees of each of the Subadvisers and the amount of the management fee retained by the Manager after payment of the subadvisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of eight mixed-asset target allocation conservative funds of funds underlying variable insurance products (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all mixed-asset target allocation conservative funds of funds underlying variable insurance products (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was below the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was below the median of management fees paid by the funds in the Expense Group and below the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was above the median of the total expense ratios of the funds in the Expense Group and above the median of the actual total expense ratios of the funds in the Expense Universe, and that the Fund’s underlying fund expenses were above the median of the underlying fund expenses of the funds in the Expense Group and Expense Universe. The Board took into account management’s discussion of the Fund’s expenses and noted the limited size of the Expense Group. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2023.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the

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Board approval of management and subadvisory agreements (unaudited) (cont’d)

Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund’s assets had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. The Board also noted the size of the Fund.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the Manager and the Subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the recent appointment of an affiliate of the Manager as the transfer agent of the Fund.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates received were reasonable.

62	Franklin Templeton Model Portfolio Funds

Legg Mason Partners Variable Equity Trust

— Franklin Templeton Conservative Model Portfolio

At an in-person meeting of the Board of Trustees of Legg Mason Partners Variable Equity Trust (the “Trust”) held on May 4 and 5, 2022, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Franklin Templeton Conservative Model Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year, the Board (including its various committees) had met with representatives of the Manager and the Subadvisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2022 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.

The information provided and presentations made to the Board encompassed the Fund and all other funds overseen by the Board. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

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Board approval of management and subadvisory agreements (unaudited) (cont’d)

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and of the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Subadvisers. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities among the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.

Performance Comparisons. The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as mixed-asset target allocation conservative funds underlying variable insurance products by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the one-year period ended December 31, 2021 and the period since the Fund’s inception (April 15, 2020) through December 31, 2021 was below the median performance of the funds in the Performance Universe for each period. The Board noted the explanations from the Manager and Franklin Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods. The Board also noted that the Fund’s performance was ahead of its benchmark for the quarter ending March 31, 2022.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadvisers, respectively. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Subadvisers is the responsibility and expense of the Manager, not the Fund.

64	Franklin Templeton Model Portfolio Funds

The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadvisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, noting that there were none.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.

The Board considered the overall management fee, the fees of each of the Subadvisers and the amount of the management fee retained by the Manager after payment of the subadvisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of ten mixed-asset target allocation conservative funds of funds underlying variable insurance products (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all mixed-asset target allocation conservative funds of funds underlying variable insurance products (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was approximately equivalent to the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was approximately equivalent to the median of management fees paid by the funds in the Expense Group and below the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was above the median of the total expense ratios of the funds in the Expense Group and above the median of the actual total expense ratios of the funds in the Expense Universe, and that the Fund’s underlying fund expenses were approximately equivalent to the median of the underlying fund expenses of the funds in the Expense Group and were above the median of the underlying fund expenses of the funds in the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses and noted the limited size of the Expense Group. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2023.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that the Manager had previously agreed to

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Board approval of management and subadvisory agreements (unaudited) (cont’d)

institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund’s assets had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. The Board also noted the size of the Fund.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the Manager and the Subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the recent appointment of an affiliate of the Manager as the transfer agent of the Fund.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates received were reasonable.

66	Franklin Templeton Model Portfolio Funds

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in May 2022, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2021. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Franklin Templeton Model Portfolio Funds	67

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Franklin Templeton

Model Portfolio Funds

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J. W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Franklin Advisers, Inc.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Franklin Templeton Model Portfolio Funds

Franklin Templeton Aggressive Model Portfolio

Franklin Templeton Moderately Aggressive Model Portfolio

Franklin Templeton Moderate Model Portfolio

Franklin Templeton Moderately Conservative Model Portfolio

Franklin Templeton Conservative Model Portfolio

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Franklin Templeton Model Portfolio Funds

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolios at 877-6LM-FUND/656-3863.

Information on how the Portfolios voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolios at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin Templeton Aggressive Model Portfolio, Franklin Templeton Moderately Aggressive Model Portfolio, Franklin Templeton Moderate Model Portfolio, Franklin Templeton Moderately Conservative Model Portfolio and Franklin Templeton Conservative Model Portfolio. This report is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current prospectus.

Investors should consider each Portfolio’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Portfolios. Please read the prospectuses carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker, dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

QSIN601966 8/22 SR22-4478

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit  99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 18, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 18, 2022